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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-03715
-----------------------------------------------------------------

                                Elfun Income Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period:  03/31/10
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



                                ELFUN INCOME FUND

   SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2010 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                          PRINCIPAL
                                                                            AMOUNT      VALUE
----------------------------------------------------------------------------------------------
BONDS AND NOTES - 88.8% +
----------------------------------------------------------------------------------------------
U.S. Treasuries - 15.4%
U.S. Treasury Bonds
   4.38%                                            11/15/39              $  10,797   $ 10,210
   4.50%                                            08/15/39                  1,311      1,266
U.S. Treasury Notes
   0.05%                                            01/31/11                  1,673      1,680 (d)
   0.15%                                            11/30/11                  9,073      9,061 (d)
   1.00%                                            12/31/11                 15,324     15,354 (d)
   1.13%                                            12/15/12                  4,487      4,448
   1.25%                                            11/30/10                    341        343
   2.25%                                            01/31/15                    423        418
   3.13%                                            05/15/19                      2          2
   3.38%                                            11/15/19                  9,557      9,221 (h)
   3.63%                                            02/15/20                  1,235      1,214
   4.50%                                            11/15/10                     67         69
                                                                                        53,286
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
Collateralized Mortgage Obligation Trust (Class B)
   0.85%                                            11/01/18                     14         13 (d,f,h,q)
Federal Home Loan Mortgage Corp.
   0.14%                                            09/25/43                  2,585         16 (g,h,i,r)
   0.63%                                            09/15/34                    279        244 (d,f)
   4.50%                                            10/15/16 - 03/15/19         591         42 (g,h,r)
   5.00%                                            05/15/17 - 12/01/34       1,141        111 (g,h,r)
   5.00%                                            05/15/38                    315        315
   5.50%                                            04/15/17 - 06/15/33         602        116 (g,h,r)
   7.50%                                            01/15/16                     17         17 (h)
   8.00%                                            04/15/20                     10         11 (h)
   8.00%                                            02/01/23 - 07/01/24          16          4 (g,h,r)
Federal Home Loan Mortgage STRIPS
   11.36%                                           08/01/27                      4          3 (d,f,h)
Federal National Mortgage Assoc.
   1.20%                                            12/25/42                    671         23 (g,h,i,r)
   4.50%                                            05/25/18                    113          4 (g,h,r)
   5.00%                                            08/25/17 - 02/25/32         768         93 (g,h,r)
   5.00%                                            10/25/35 - 08/25/38         851        824
   5.50%                                            01/25/33                    409        430
   7.45%                                            08/25/16                    168          7 (g,h,i,r)
   16.07%                                           03/25/31                    464        530 (h,i)
Federal National Mortgage Assoc. (Class 1)
   1.27%                                            11/01/34                    600        509 (d,f,h)
   4.50%                                            09/01/35 - 01/01/36       2,071        423 (g,r)
   5.00%                                            05/25/38                    596        117 (g,r)

Federal National Mortgage Assoc. (Class 2)
   4.50%                                            08/01/35                    620        127 (g,r)
   5.00%                                            08/01/34 - 03/25/38         555        102 (g,r)
   5.50%                                            12/01/33                    164         34 (g,r)
   6.00%                                            05/25/36                  1,042        189 (g,r)
   7.50%                                            11/01/23                     71         13 (g,h,r)
   8.00%                                            08/01/23 - 07/01/24          36          7 (g,h,r)
   8.50%                                            03/01/17 - 07/25/22          34          6 (g,h,r)
   9.00%                                            05/25/22                     12          3 (g,h,r)
Federal National Mortgage Assoc. (Class B)
   0.00%                                            12/25/22                     12         11 (d,f,h)
Federal National Mortgage Assoc. (Class H)
   5.00%                                            10/25/22                    194         18 (g,h,r)
Federal National Mortgage Assoc. (Class K)
   1008.00%**                                       05/25/22                     --          1 (g,h,r)
Federal National Mortgage Assoc.REMIC
   5.00%                                            02/25/40                    396         82 (g,r)
   5.90%                                            11/25/39                  2,476        247 (g,i,r)
   6.00%                                            04/25/37                    715        146 (g,r)
Federal National Mortgage Assoc. STRIPS
   5.50%                                            11/25/39                  4,365        892 (g,h,r)
   6.00%                                            01/01/35 - 09/01/35       1,374        226 (g,r)
Government National Mortgage Assoc.
   4.50%                                            05/20/38                    463         71 (g,r)
                                                                                         6,027
AGENCY MORTGAGE BACKED - 19.4%
Federal Home Loan Mortgage Corp.
   4.50%                                            06/01/33 - 02/01/35         131        133 (h)
   5.00%                                            07/01/35                    571        593 (h)
   5.50%                                            05/01/20 - 04/01/39       4,385      4,652 (h)
   6.00%                                            04/01/17 - 11/01/37       3,492      3,768 (h)
   6.50%                                            07/01/29                      5          6 (h)
   7.00%                                            10/01/16 - 08/01/36         348        389 (h)
   7.50%                                            09/01/12 - 09/01/33          44         51 (h)
   8.00%                                            11/01/30                     13         15 (h)
   5.50%                                            TBA                       1,570      1,658 (c)
Federal National Mortgage Assoc.
   4.00%                                            05/01/19 - 06/01/19         494        511 (h)
   4.50%                                            05/01/18 - 03/01/40      11,957     12,052 (h)
   5.00%                                            07/01/20 - 05/01/39       2,626      2,718 (h)
   5.47%                                            04/01/37                     25         26 (i)
   5.50%                                            03/01/14 - 12/01/38      12,313     13,049 (h)
   5.81%                                            03/01/37                     26         27 (i)
   6.00%                                            02/01/14 - 08/01/35       5,907      6,392 (h)
   6.50%                                            02/01/14 - 08/01/36       1,020      1,111 (h)
   7.00%                                            08/01/13 - 02/01/34         131        147 (h)
   7.50%                                            08/01/13 - 03/01/34         422        477 (h)
   8.00%                                            12/01/11 - 11/01/33         187        215 (h)
   8.50%                                            04/01/30 - 05/01/31          25         30 (h)
   9.00%                                            04/01/16 - 12/01/22          48         53 (h)
   4.50%                                            TBA                         830        832 (c)
   5.00%                                            TBA                       2,664      2,810 (c)
   5.50%                                            TBA                       1,269      1,354 (c)
   6.00%                                            TBA                       7,726      8,265 (c)
   6.50%                                            TBA                         878        952 (c)
   7.00%                                            TBA                         535        593 (c)

Government National Mortgage Assoc.
   4.50%                                            08/15/33 - 09/15/34         692        708 (h)
   5.00%                                            08/15/33                    243        254 (h)
   6.00%                                            04/15/27 - 09/15/36         944      1,024 (h)
   6.50%                                            04/15/19 - 09/15/36         773        845 (h)
   7.00%                                            03/15/12 - 10/15/36         369        402 (h)
   7.50%                                            03/15/23 - 10/15/33          98        110 (h)
   8.00%                                            09/15/27 - 06/15/30          39         45 (h)
   8.50%                                            10/15/17                     50         55 (h)
   9.00%                                            11/15/16 - 12/15/21         110        121 (h)
   5.50%                                            TBA                         435        460 (c)
                                                                                        66,903
ASSET BACKED - 1.9%
Avis Budget Rental Car Funding AESOP LLC (Class A)
      0.36%                                            04/20/11                 167        166 (b,h,i)
Chase Funding Mortgage Loan Asset-Backed
   Certificates
   5.75%                                            05/25/32                     49         24 (h,i,q)
Countrywide Asset-Backed Certificates
   1.11%                                            05/25/33                     27         16 (h,i)
   4.74%                                            10/25/35                    322        273 (i)
Countrywide Asset-Backed Certificates (Class 2)
   0.85%                                            06/25/33                      2          2 (h,i)
Countrywide Asset-Backed Certificates (Class A)
   0.81%                                            08/25/32                     32         20 (h,i)
First Franklin Mortgage Loan Asset Backed
   Certificates  (Class M)
   0.70%                                            03/25/35                  5,000      4,689 (h,i)
GMAC Mortgage Corp Loan Trust (Class 2)
   0.43%                                            08/25/35                  1,338        521 (h,i)
GSAA Trust
   0.65%                                            05/25/34                    127         95 (i)
GSAMP Trust
   0.40%                                            12/25/35                     37         36 (i)
Mid-State Trust
   7.54%                                            07/01/35                     53         50 (h,q)
Popular ABS Mortgage Pass-Through Trust
   5.30%                                            11/25/35                    350        276
Residential Asset Securities Corp.
   0.75%                                            07/25/32                     27         14 (h,i)
Residential Asset Securities Corp. (Class A)
   0.83%                                            06/25/33                     53         26 (i)
Saxon Asset Securities Trust
   5.23%                                            08/25/35                    320        279 (i)
Wachovia Asset Securitization Inc. (Class A)
   0.47%                                            06/25/34                    344        177 (i,q)
Wells Fargo Home Equity Trust
   3.97%                                            05/25/34                      3          3 (h,i,q)
                                                                                         6,667
CORPORATE NOTES - 36.0%
Abbey National Treasury Services PLC
   3.88%                                            11/10/14                    424        422 (b)
Abu Dhabi National Energy Co.
   4.75%                                            09/15/14                    200        199 (b)
   6.25%                                            09/16/19                    200        201 (b)
AES El Salvador Trust
   6.75%                                            02/01/16                    200        190 (b)

AES Panama S.A.
   6.35%                                            12/21/16                    150        151 (b)
Agilent Technologies Inc.
   5.50%                                            09/14/15                    270        289
Air Jamaica Ltd.
   9.38%                                            07/08/15                      8          8
Alliance One International, Inc.
   10.00%                                           07/15/16                    533        557 (b)
ALROSA Finance S.A.
   8.88%                                            11/17/14                    200        218 (b)
AMC Entertainment Inc.
   8.75%                                            06/01/19                    440        462
America Movil SAB de C.V.
   5.00%                                            03/30/20                    600        592 (b)
American Tower Corp.
   4.63%                                            04/01/15                    526        541
Amsted Industries Inc.
   8.13%                                            03/15/18                    536        536 (b)
Anadarko Petroleum Corp.
   6.20%                                            03/15/40                    382        376
Anheuser-Busch InBev Worldwide Inc.
   5.00%                                            04/15/20                    792        794 (b)
   5.38%                                            11/15/14                    496        537 (b)
ARAMARK Corp.
   8.50%                                            02/01/15                    846        865
Arizona Public Service Co.
   6.25%                                            08/01/16                    485        523 (h)
AT&T Inc.
   6.40%                                            05/15/38                  1,694      1,742 (h)
   6.70%                                            11/15/13                    496        566 (h)
Avis Budget Finance, Inc.
   9.63%                                            03/15/18                    382        399 (b)
Banco do Brasil S.A.
   8.50%                                            10/29/49                    700        777 (b)
Banco Mercantil del Norte S.A.
   6.14%                                            10/13/16                     74         73 (i)
Banco Nacional de Desenvolvimento Economico e
   Social
   5.50%                                            07/12/20                    600        594 (b)
   6.50%                                            06/10/19                    100        107 (b)
Bank of America Corp.
   4.50%                                            04/01/15                    460        464
   5.75%                                            12/01/17                  1,875      1,922 (h)
   6.50%                                            08/01/16                    690        746
   7.38%                                            05/15/14                    170        191
BE Aerospace Inc.
   8.50%                                            07/01/18                    767        819
BES Investimento do Brasil S.A.
   5.63%                                            03/25/15                    100         99 (b)
BlackRock, Inc.
   5.00%                                            12/10/19                    494        495
Boise Co-Issuer Co.
   8.00%                                            04/01/20                    382        382 (b)
Bombardier Inc.
   7.75%                                            03/15/20                    716        748 (b)
Boston Scientific Corp.
   4.50%                                            01/15/15                    240        230
   6.00%                                            01/15/20                    252        238

CA, Inc.
   5.38%                                            12/01/19                    642        649 (h)
   6.13%                                            12/01/14                    174        192
Calpine Corp.
   7.25%                                            10/15/17                    922        906 (b)
Cantor Fitzgerald LP
   7.88%                                            10/15/19                    358        359 (b)
Cargill Inc.
   5.20%                                            01/22/13                    131        139 (b,h)
   6.00%                                            11/27/17                    247        268 (b,h)
Case New Holland Inc.
   7.75%                                            09/01/13                    700        726 (b)
Cemex Finance LLC
   9.50%                                            12/14/16                    100        103 (b)
Cenovus Energy Inc.
   4.50%                                            09/15/14                    380        396 (b)
   6.75%                                            11/15/39                    345        374 (b)
Centrais Eletricas Brasileiras S.A.
   6.88%                                            07/30/19                    400        436 (b)
Central American Bank for Economic Integration
   5.38%                                            09/24/14                    380        380 (b)
CFG Investment SAC
   9.25%                                            12/19/13                    100        105
Chesapeake Energy Corp.
   7.25%                                            12/15/18                    856        856
Cincinnati Bell Inc.
   8.25%                                            10/15/17                    676        684
   8.75%                                            03/15/18                    458        462
Citigroup, Inc.
   5.00%                                            09/15/14                    434        433
   5.13%                                            05/05/14                    674        689
   6.38%                                            08/12/14                  1,213      1,296 (h)
   8.50%                                            05/22/19                  1,844      2,152 (h)
City National Capital Trust I
   9.63%                                            02/01/40                    359        399
Clarendon Alumina Production Ltd.
   8.50%                                            11/16/21                    135        134 (b,h)
Comcast Corp.
   6.40%                                            03/01/40                    394        400
   6.50%                                            01/15/15                    346        389
Community Health Systems, Inc.
   8.88%                                            07/15/15                    696        720 (h)
Consolidated Edison Company of New York Inc.
   5.85%                                            04/01/18                    184        201
   6.65%                                            04/01/19                    308        352
   7.13%                                            12/01/18                    900      1,062 (h)
Corp Nacional del Cobre de Chile
   5.63%                                            09/21/35                     76         73 (b)
Corp Pesquera Inca SAC
   9.00%                                            02/10/17                     60         61 (b)
COX Communications Inc.
   6.25%                                            06/01/18                    324        345 (b)
   7.13%                                            10/01/12                    315        352 (h)
Credit Suisse
   6.00%                                            02/15/18                    608        644 (h)
Credit Suisse AG
   5.40%                                            01/14/20                    568        572

Credit Suisse First Boston International for CJSC
   The EXIM of Ukraine
   7.65%                                            09/07/11                    200        199
Crown Castle Towers LLC
   6.11%                                            01/15/40                    378        395 (b)
CVS Caremark Corp.
   5.75%                                            06/01/17                    154        166
   6.13%                                            09/15/39                    518        515
DASA Finance Corp.
   8.75%                                            05/29/18                    672        719
Denbury Resources, Inc.
   8.25%                                            02/15/20                    384        407
Diamond Offshore Drilling, Inc.
   5.70%                                            10/15/39                    856        839 (h)
Digicel Group Ltd.
   8.25%                                            09/01/17                    100         99 (b)
DirecTV Financing Company Inc.
   4.75%                                            10/01/14                    392        410 (b)
   5.88%                                            10/01/19                    420        437 (b)
DIRECTV Holdings LLC
   5.20%                                            03/15/20                    458        451 (b)
DISH DBS Corp.
   6.63%                                            10/01/14                    454        457
Dolphin Energy Ltd.
   5.89%                                            06/15/19                    396        407 (b)
Drummond Company Inc.
   7.38%                                            02/15/16                    860        839 (h)
   9.00%                                            10/15/14                    370        381 (b)
Duke Energy Indiana Inc.
   6.35%                                            08/15/38                    454        484 (h)
Dynegy Holdings Inc.
   7.50%                                            06/01/15                    516        428 (h)
EDP Finance BV
   4.90%                                            10/01/19                    568        537 (b,h)
El Paso Corp.
   8.05%                                            10/15/30                    384        383 (h)
Empresa Nacional del Petroleo
   6.25%                                            07/08/19                    200        202 (b)
Enel Finance International S.A.
   5.13%                                            10/07/19                    564        557 (b)
European Investment Bank
   4.88%                                            01/17/17                    700        759
Evraz Group S.A.
   8.88%                                            04/24/13                    100        105
Exelon Corp.
   4.90%                                            06/15/15                    567        591
Exelon Generation Company LLC
   5.20%                                            10/01/19                    257        260
   6.25%                                            10/01/39                    432        437
Export-Import Bank of Korea
   5.88%                                            01/14/15                    100        108
Fibria Overseas Finance Ltd.
   9.25%                                            10/30/19                    200        228 (b)
Gaz Capital S.A.
   8.13%                                            07/31/14                    100        112 (b)
   9.25%                                            04/23/19                    400        473
Genworth Financial Inc.
   8.63%                                            12/15/16                    360        393

GlaxoSmithKline Capital Inc.
   4.85%                                            05/15/13                    409        443
Globo Comunicacao e Participacoes S.A.
   7.25%                                            04/26/22                    200        210 (b)
Hartford Financial Services Group Inc.
   5.50%                                            03/30/20                    792        780
HCA Inc.
   7.88%                                            02/15/20                    220        230 (b)
   8.50%                                            04/15/19                    153        165 (b)
   9.25%                                            11/15/16                    750        797
Health Management Associates, Inc.
   6.13%                                            04/15/16                    467        445
Holcim US Finance Sarl & Cie SCS
   6.00%                                            12/30/19                    733        761 (b)
Host Hotels & Resorts LP (REIT)
   9.00%                                            05/15/17                    643        694 (b)
HSBC Bank USA N.A.
   7.00%                                            01/15/39                    250        274
HSBC Finance Corp.
   5.00%                                            06/30/15                  1,292      1,345
   5.70%                                            06/01/11                    743        774
   6.75%                                            05/15/11                    260        273 (h)
HSBC Holdings PLC
   6.50%                                            05/02/36                    100        103 (h)
   6.80%                                            06/01/38                    500        536
Hutchison Whampoa International 09 Ltd.
   7.63%                                            04/09/19                    100        117 (b)
Hutchison Whampoa International 09/16 Ltd.
   4.63%                                            09/11/15                    300        308 (b)
Icahn Enterprises LP
   8.00%                                            01/15/18                    492        474 (b)
IIRSA Norte Finance Ltd.
   8.75%                                            05/30/24                    476        521 (b,h)
Illinois Power Co.
   9.75%                                            11/15/18                    522        669
Indo Integrated Energy BV
   9.00%                                            06/01/12                    100        105
Industrial Bank Of Korea
   7.13%                                            04/23/14                    100        112 (b)
Ingles Markets Inc.
   8.88%                                            05/15/17                    735        768
Intelsat Subsidiary Holding Company Ltd.
   8.88%                                            01/15/15                    380        392
Intergas Finance BV
   6.88%                                            11/04/11                    100        105
Intergen N.V.
   9.00%                                            06/30/17                    773        796 (b)
International Paper Co.
   7.50%                                            08/15/21                    908      1,032
JP Morgan Chase Capital XXV (Series Y)
   6.80%                                            10/01/37                    188        187
JPMorgan Chase & Co.
   5.13%                                            09/15/14                  1,041      1,100
JPMorgan Chase Bank
   5.88%                                            06/13/16                    315        339
JPMorgan Chase Capital XXVII
   7.00%                                            11/01/39                    526        537

Kazakhstan Temir Zholy Finance BV
   6.50%                                            05/11/11                    200        202
KazMunaiGaz Finance Sub BV
   9.13%                                            07/02/18                    100        121 (b)
   11.75%                                           01/23/15                    200        257 (b)
KeyBank NA
   5.80%                                            07/01/14                    534        546
Korea Hydro & Nuclear Power Company Ltd.
   6.25%                                            06/17/14                    200        219 (b)
Korea National Oil Corp.
   5.38%                                            07/30/14                    200        212 (b)
Kraft Foods Inc.
   5.38%                                            02/10/20                    643        654
Kreditanstalt fuer Wiederaufbau
   3.50%                                            03/10/14                  1,936      2,015
   4.13%                                            10/15/14                    859        901
   4.50%                                            07/16/18                    712        749
L-3 Communications Corp.
   5.88%                                            01/15/15                    450        458
Lincoln National Corp.
   8.75%                                            07/01/19                    605        740
Listrindo Capital BV
   9.25%                                            01/29/15                    300        325 (b)
Lloyds TSB Bank PLC
   4.38%                                            01/12/15                    400        394 (b)
   5.80%                                            01/13/20                  1,120      1,093 (b)
Majapahit Holding BV
   7.25%                                            10/17/11                    500        529 (b)
   7.75%                                            10/17/16                    200        219 (b)
   7.75%                                            01/20/20                    200        217
MDC-GMTN B.V.
   7.63%                                            05/06/19                    250        283 (b)
Merrill Lynch & Company Inc.
   6.05%                                            08/15/12                    304        325
   6.88%                                            04/25/18                    599        646
Midamerican Energy Holdings Co.
   6.13%                                            04/01/36                    330        332 (h)
Morgan Stanley
   5.50%                                            01/26/20                    565        553
   5.63%                                            09/23/19                    690        688
   6.00%                                            04/28/15                    333        357
   7.30%                                            05/13/19                    991      1,095
Morgan Stanley (Series F)
   6.63%                                            04/01/18                    300        320
Motiva Enterprises LLC
   6.85%                                            01/15/40                    378        407 (b)
Naftogaz Ukraine
   9.50%                                            09/30/14                    200        208 (o)
National Agricultural Cooperative Federation
   5.00%                                            09/30/14                    421        436 (b)
Navistar International Corp.
   8.25%                                            11/01/21                    350        357
NET Servicos de Comunicacao S.A.
   7.50%                                            01/27/20                    200        211 (b)
New Communications Holdings Inc.
   8.25%                                            04/15/17                    230        234 (b)
Newfield Exploration Co.

   6.88%                                            02/01/20                    436        439
Newmont Mining Corp.
   6.25%                                            10/01/39                    778        778
News America Inc.
   5.65%                                            08/15/20                    243        256
   6.65%                                            11/15/37                    538        566
Nexen Inc.
   6.20%                                            07/30/19                    623        672
   7.50%                                            07/30/39                    416        475
Nextel Communications, Inc. (series D)
   7.38%                                            08/01/15                    385        366
Nisource Finance Corp.
   6.13%                                            03/01/22                    346        361
Noble Group Ltd.
   6.75%                                            01/29/20                    300        310 (b)
Nomura Holdings Inc.
   5.00%                                            03/04/15                    196        200
   6.70%                                            03/04/20                    196        203
NRG Energy, Inc.
   7.38%                                            02/01/16                    770        764
Pacific Gas & Electric Co.
   5.80%                                            03/01/37                    165        164
Pacific Rubiales Energy Corp.
   8.75%                                            11/10/16                    100        109 (b)
Pacificorp
   6.00%                                            01/15/39                    500        514
   6.25%                                            10/15/37                     14         15
PAETEC Holding Corp.
   8.88%                                            06/30/17                    582        598
   8.88%                                            06/30/17                    487        500 (b)
Pemex Finance Ltd.
   9.03%                                            02/15/11                    181        186 (h)
Pemex Project Funding Master Trust
   6.63%                                            06/15/38                    120        116 (b)
Petrobras International Finance Co.
   5.75%                                            01/20/20                    380        389
Petroleos Mexicanos
   4.88%                                            03/15/15                    560        575 (b)
   6.00%                                            03/05/20                    150        154 (b)
   8.00%                                            05/03/19                     70         82
Petroleum Company of Trinidad & Tobago Ltd.
   6.00%                                            05/08/22                    400        376 (b)
Petronas Capital Ltd.
   5.25%                                            08/12/19                    300        304 (b)
   7.88%                                            05/22/22                    100        122 (b)
Petronas Global Sukuk Ltd.
   4.25%                                            08/12/14                    200        202 (b)
Pioneer Natural Resources Co.
   7.50%                                            01/15/20                    656        675
Plains All American Pipeline LP
   4.25%                                            09/01/12                    522        542
Power Sector Assets & Liabilities Management
   Corp.
   7.39%                                            12/02/24                    100        105 (b)
Principal Financial Group, Inc.
   8.88%                                            05/15/19                    241        289
ProLogis (REIT)
   6.88%                                            03/15/20                    382        377

Prudential Financial, Inc.
   3.63%                                            09/17/12                    173        178
   3.88%                                            01/14/15                    567        566
   5.15%                                            01/15/13                    400        424
   7.38%                                            06/15/19                    349        400
QVC Inc.
   7.50%                                            10/01/19                    288        294 (b)
RailAmerica, Inc.
   9.25%                                            07/01/17                    684        729
Rearden G Holdings EINS GmbH
   7.88%                                            03/30/20                    100        101 (b)
Republic Services Inc.
   5.00%                                            03/01/20                    278        273 (b)
   5.25%                                            11/15/21                    358        354 (b)
   5.50%                                            09/15/19                    243        249 (b)
Reynolds Group DL Escrow Inc.
   7.75%                                            10/15/16                  1,172      1,204 (b)
Roche Holdings Inc.
   6.00%                                            03/01/19                    320        354 (b)
Rockies Express Pipeline LLC
   5.63%                                            04/15/20                  1,114      1,097 (b,h)
RR Donnelley & Sons Co.
   4.95%                                            04/01/14                    574        577
RSHB Capital SA for OJSC Russian Agricultural
   Bank
   6.30%                                            05/15/17                    200        207 (b)
   6.97%                                            09/21/16                    100        103 (i)
Sabine Pass LNG LP
   7.25%                                            11/30/13                    270        254
   7.50%                                            11/30/16                    415        366
SBA Telecommunications Inc.
   8.00%                                            08/15/16                    150        158 (b)
   8.25%                                            08/15/19                    224        239 (b)
Security Benefit Life Insurance
   8.75%                                            05/15/16                    325        195 (b)
Simon Property Group LP (REIT)
   5.65%                                            02/01/20                    756        738
   6.75%                                            05/15/14                    418        457
Solutia Inc.
   7.88%                                            03/15/20                    383        388
Southern Copper Corp.
   7.50%                                            07/27/35                    300        313
Star Energy Geothermal Wayang Windu Ltd.
   11.50%                                           02/12/15                    400        421 (b)
Talecris Biotherapeutics Holdings Corp.
   7.75%                                            11/15/16                     50         50 (b)
Talisman Energy Inc.
   7.75%                                            06/01/19                    386        460
Teachers Insurance & Annuity Association of
   America
   6.85%                                            12/16/39                    431        468 (b)
Telecom Italia Capital S.A.
   7.18%                                            06/18/19                    916        989
Tesoro Corp. (Series B)
   6.63%                                            11/01/15                    894        856
TGI International Ltd.
   9.50%                                            10/03/17                    100        111
The AES Corp.
   8.00%                                            10/15/17 - 06/01/20         323        324

The Dow Chemical Co.
   5.90%                                            02/15/15                    486        526
   8.55%                                            05/15/19                    554        670
The Goldman Sachs Group Inc.
   5.38%                                            03/15/20                    396        392
The Kroger Co.
   6.15%                                            01/15/20                    612        664
The Potomac Edison Co.
   5.35%                                            11/15/14                    245        257 (h)
The Travelers Companies, Inc.
   5.80%                                            05/15/18                    308        330
The Williams Companies, Inc.
   7.88%                                            09/01/21                    398        469
Time Warner Cable Inc.
   5.00%                                            02/01/20                    434        428
   6.75%                                            07/01/18                    372        416
   7.50%                                            04/01/14                    806        930
Time Warner Inc.
   5.88%                                            11/15/16                    454        496
   6.20%                                            03/15/40                    396        391
TNK-BP Finance S.A.
   6.13%                                            03/20/12                    200        209
   6.25%                                            02/02/15                    135        142 (b)
   7.25%                                            02/02/20                    280        292 (b)
Union Electric Co.
   6.70%                                            02/01/19                    370        409
UPC Germany GmbH
   8.13%                                            12/01/17                    400        412 (b)
USB Capital XIII Trust
   6.63%                                            12/15/39                    557        564
Vale Overseas Ltd.
   6.88%                                            11/10/39                     78         81
Valero Energy Corp.
   6.13%                                            02/01/20                    758        758
Vedanta Resources PLC
   9.50%                                            07/18/18                    200        221 (b)
Verizon Communications Inc.
   6.35%                                            04/01/19                    206        228
   6.40%                                            02/15/38                    200        208
   6.90%                                            04/15/38                    302        333
   8.75%                                            11/01/18                    448        562
Verizon Wireless Capital LLC
   5.55%                                            02/01/14                    732        800
   7.38%                                            11/15/13                    349        404
VIP Finance Ireland Ltd. for OJSC Vimpel
   Communications (Class A)
   8.38%                                            04/30/13                    200        217 (b)
Virgin Media Finance PLC
   8.38%                                            10/15/19                    400        411
   9.50%                                            08/15/16                    200        219
Voto-Votorantim Ltd.
   6.75%                                            04/05/21                    200        198 (b)
VTB Capital S.A.
   6.47%                                            03/04/15                    200        204 (b)
WEA Finance LLC
   6.75%                                            09/02/19                    348        371 (b)
   7.50%                                            06/02/14                    524        587 (b)
Williams Partners LP

   5.25%                                            03/15/20                    322        323 (b)
   6.30%                                            04/15/40                    569        565 (b)
Windstream Corp.
   7.88%                                            11/01/17                    882        869
Woodside Finance Ltd.
   4.50%                                            11/10/14                    917        940 (b)
Woori Bank
   4.50%                                            10/07/15                    400        398 (b)
Wyeth
   5.50%                                            03/15/13                    660        722
XL Capital Ltd.
   5.25%                                            09/15/14                    785        811
Xstrata Finance Canada Ltd.
   5.80%                                            11/15/16                    345        360 (b)
                                                                                       124,303
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
   - 9.8%
Banc of America Commercial Mortgage Inc.
   5.63%                                            07/10/46                    847        859
Banc of America Commercial Mortgage Inc.
   (Class A)
   5.49%                                            02/10/51                    187        178
   5.66%                                            06/10/49                    830        748
Banc of America Commercial Mortgage Inc.
   (Class C)
   5.70%                                            04/10/49                    300         67 (h,i,q)
Banc of America Funding Corp.
   5.26%                                            02/20/36                    194          5 (h,i,q)
   5.48%                                            03/20/36                    260         12 (h,i,q)
Banc of America Mortgage Securities Inc.
   (Class B)
   5.13%                                            01/25/36                    270         23 (h,i,q)
   5.32%                                            02/25/36                    207         39 (h,i,q)
Bear Stearns Commercial Mortgage Securities
   5.24%                                            12/11/38                    300        262
   5.33%                                            02/11/44                    480        462
   5.41%                                            03/11/39                    222        226 (h,i)
   5.46%                                            03/11/39                    300        248 (i)
   5.69%                                            06/11/50                    670        663 (i)
   5.72%                                            06/11/40                    340        205 (i)
   6.21%                                            11/11/17                    410        232 (i)
Bear Stearns Commercial Mortgage Securities
   (Class A)
   5.46%                                            04/12/38                    382        389 (i)
   5.92%                                            06/11/50                    310        262 (h,i)
Bear Stearns Commercial Mortgage Securities
   (Class D)
   5.99%                                            09/11/42                    100         35 (h,i,q)
Citigroup Commercial Mortgage Trust
   0.30%                                            04/15/22                  1,256      1,108 (b,h,i)
Citigroup Commercial Mortgage Trust. (Class A)
   5.48%                                            10/15/49                    360        226
Commercial Mortgage Pass Through Certificates
   0.33%                                            12/15/20                    476        434 (b,i)
   5.77%                                            06/10/46                    900        929
Countrywide Alternative Loan Trust (Class B)
   6.00%**                                          08/25/36                      3         -- (h,q)
Countrywide Asset-Backed Certificates
   0.53%                                            11/25/35                    156        142 (h,i)
Countrywide Commercial Mortgage Trust
   5.46%                                            07/12/46                    860        721
Credit Suisse Mortgage Capital Certificates

   5.47%                                            09/15/39                    689        662 (h)
Credit Suisse Mortgage Capital Certificates
   (Class C)
   5.65%                                            02/25/36                    143         10 (h,i,q)
CS First Boston Mortgage Securities Corp.
   1.40%**                                          03/15/35                  9,060         -- (h,i,q)
   5.34%                                            10/25/35                    246         27 (h,i,q)
Greenwich Capital Commercial Funding Corp.
   5.44%                                            03/10/39                  1,682      1,636 (h)
   5.60%                                            12/10/49                    430        440
   5.74%                                            12/10/49                  1,867      1,815 (h)
   5.89%                                            07/10/38                    101        103 (i)
GS Mortgage Securities Corp II
   5.55%                                            04/10/38                  1,370      1,377 (i)
Impac CMB Trust
   0.77%                                            04/25/35                    470        310 (h,i)
Impac CMB Trust (Class 1)
   0.61%                                            10/25/34                    408        329 (i)
Indymac INDA Mortgage Loan Trust
   5.26%                                            01/25/36                     83          1 (h,i,q)
Indymac INDA Mortgage Loan Trust (Class B)
   5.26%                                            01/25/36                    143          7 (h,i,q)
Interstar Millennium Trust (Class A)
   0.66%                                            03/14/36                     35         34 (i)
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   5.34%                                            08/12/37                  1,380      1,435 (i)
   5.50%                                            06/12/47                    170         88 (i)
   5.79%                                            02/12/51                    690        688 (i)
   5.87%                                            04/15/45                    350        361 (i)
   6.07%                                            02/12/51                    880        789
   6.20%                                            02/12/51                    155         28 (i,q)
JP Morgan Chase Commercial Mortgage Securities
   Corp. (Class A)
   5.82%                                            06/15/49                  2,202      2,111
   5.90%                                            02/12/51                    660        552 (i)
LB-UBS Commercial Mortgage Trust
   1.00%                                            01/15/36                  2,889        135 (d,h,q)
   1.99%                                            04/15/41                    160        101 (d)
   4.95%                                            09/15/30                    310        314
   5.66%                                            03/15/39                  1,464      1,499 (i)
   5.87%                                            09/15/45                    830        817 (i)
LB-UBS Commercial Mortgage Trust (Class B)
   6.65%                                            07/14/16                    103        106 (h,q)
LB-UBS Commercial Mortgage Trust (Class F)
   6.24%                                            07/15/40                    280         40 (i,q)
LB-UBS Commercial Mortgage Trust (Class X)
   0.47%                                            12/15/39                  5,769         71 (h,i,q)
Lehman Brothers Floating Rate Commercial Mortgage
   Trust
   0.53%                                            06/15/22                    569        526 (b,i)
MASTR Alternative Loans Trust
   5.00%                                            08/25/18                    218         21 (g,h,q,r)
Morgan Stanley Capital I
   0.77%                                            01/15/21                    611        298 (b,i)
   5.16%                                            10/12/52                    450        462 (i)
   5.28%                                            12/15/43                    296        307 (h)
   5.36%                                            11/12/41                  1,286      1,152
   5.39%                                            11/12/41                    848        524 (h,i)
   5.43%                                            03/12/44                  1,000        899 (i)
   5.45%                                            02/12/44                    827        789 (i)

   5.69%                                            04/15/49                  1,125      1,032 (h,i)
   5.71%                                            07/12/44                    350        366 (h)
MortgageIT Trust (Class A)
   0.55%                                            08/25/35                  2,044      1,454 (h,i)
National RMBS Trust
   0.38%                                            03/20/34                     73         70 (i)
Puma Finance Ltd. (Class A)
   0.63%                                            10/11/34                     72         70 (i)
Residential Accredit Loans Inc.
   6.00%                                            01/25/36                    138          2 (h,q)
Residential Funding Mortgage Securities I
   5.75%                                            01/25/36                    251         18 (h,q)
Structured Asset Securities Corp. (Class X)
   2.19%**                                          02/25/28                    283         -- (i,q)
Wachovia Bank Commercial Mortgage Trust
   5.25%                                            12/15/43                    670        668
   5.52%                                            01/15/45                    540        363 (i)
Wachovia Bank Commercial Mortgage Trust (Class A)
   6.00%                                            06/15/45                    170        112 (i)
WaMu Mortgage Pass Through Certificates
   0.58%                                            01/25/45                    372        269 (h,i)
   0.59%                                            01/25/45                    183        127 (i)
Wells Fargo Mortgage Backed Securities Trust
   5.50%                                            01/25/36                    363         35 (h,q)
Wells Fargo Mortgage Backed Securities Trust
   (Class B)
   5.50%                                            03/25/36                    479         99 (h,q)
                                                                                        34,024
SOVEREIGN BONDS - 4.1%
Democratic Socialist Republic of Sri Lanka
   7.40%                                            01/22/15                    100        104 (b)
   8.25%                                            10/24/12                    100        107
Government of Argentina
   2.50%                                            12/31/38                    383        137
   8.28%                                            12/31/33                    194        146
Government of Belize
   6.00%                                            02/20/29                    154        106 (j)
Government of Brazil
   5.63%                                            01/07/41                    300        282
   8.00%                                            01/15/18                    268        312 (h)
   8.25%                                            01/20/34                    383        488
Government of Colombia
   6.13%                                            01/18/41                    300        287
   7.38%                                            03/18/19 - 09/18/37         300        339
Government of Dominican
   9.04%                                            01/23/18                    339        373
   9.50%                                            09/27/11                    213        223
Government of El Salvador
   7.65%                                            06/15/35                    160        168 (b)
Government of Hellenic Republic
   6.25%                                            06/19/20                    561        729
Government of Indonesia
   10.38%                                           05/04/14                    100        124 (b)
   11.63%                                           03/04/19                    200        288 (b)
Government of Lebanon
   4.00%                                            12/31/17                    249        238
Government of Lithuania

   7.38%                                            02/11/20                    200        219 (b)
Government of Manitoba Canada
   4.90%                                            12/06/16                    315        341 (h)
Government of Panama
   5.20%                                            01/30/20                    300        302
   6.70%                                            01/26/36                    290        308
Government of Peruvian
   6.55%                                            03/14/37                    466        499
   7.35%                                            07/21/25                    100        116
Government of Philippines
   6.50%                                            01/20/20                    200        215
Government of Poland
   6.38%                                            07/15/19                    112        123
Government of Qatar
   5.25%                                            01/20/20                    300        311 (b)
   6.40%                                            01/20/40                    100        104 (b)
Government of Quebec Canada
   7.50%                                            09/15/29                    460        599
Government of South Africa
   5.50%                                            03/09/20                    300        303
Government of Turkey
   5.63%                                            03/30/21                    700        688
   6.75%                                            05/30/40                    400        393
Government of Uruguay
   6.88%                                            09/28/25                    111        121
Government of Venezuela
   1.25%                                            04/20/11                     77         72 (i)
   5.38%                                            08/07/10                    490        488
   10.75%                                           09/19/13                    185        181
Hellenic Republic Government Bond
   6.10%                                            08/20/15                  1,724      2,325
Korea Expressway Corp.
   4.50%                                            03/23/15                    200        203 (b)
Republic of Ghana
   8.50%                                            10/04/17                    300        328 (b)
Republic of Indonesia
   5.88%                                            03/13/20                    200        208 (b)
Republic of Lithuania
   6.75%                                            01/15/15                    100        109 (b)
Republic of the Philippines
   6.38%                                            10/23/34                    200        196
Russian Foreign Bond - Eurobond
   7.50%                                            03/31/30                    428        493 (j)
Socialist Republic of Vietnam
   6.75%                                            01/29/20                    100        102
United Mexican States
   5.13%                                            01/15/20                    230        232
                                                                                        14,030
MUNICIPAL BONDS AND NOTES - 0.5%
American Municipal Power-Ohio Inc.
   6.05%                                            02/15/43                    277        266
Municipal Electric Authority of Georgia
   6.64%                                            04/01/57                    594        589
New Jersey State Turnpike Authority
   7.41%                                            01/01/40                    560        652
New Jersey Transportation Trust Fund Authority

   6.88%                                            12/15/39                    165        170
                                                                                         1,677
TOTAL BONDS AND NOTES                                                                  306,917
 (COST $308,010)

                                                                          NUMBER OF
                                                                            SHARES
----------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
Citigroup Capital XII                                                        23,700        608 (i)
(COST $592)

OTHER INVESTMENTS - 0.3%
GEI Investment Fund                                                                      1,055 (k)
   (COST $1,272)

TOTAL INVESTMENTS IN SECURITIES                                                        308,580
   (COST $309,874)
SHORT-TERM INVESTMENTS - 15.8%
GE Money Market Fund Institutional Class
   0.00%                                                                                54,682 (d,k)
   (COST $54,682)
TOTAL INVESTMENTS                                                                      363,262
   (COST $364,556)
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (5.1)%                                    (17,753)
                                                                                      --------
NET ASSETS  - 100.0%                                                                  $345,509
                                                                                      ========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The Elfun Income Fund had the following long futures contracts open at March 31, 2010 (unaudited):

                                                                                     UNREALIZED
                                                    NUMBER OF   CURRENT NOTIONAL   APPRECIATION/
DESCRIPTION                       EXPIRATION DATE   CONTRACTS        VALUE         (DEPRECIATION)
------------------------------------------------------------------------------------------------
2Yr. U.S. Treasury Note Futures      June 2010         35            $ 7,593            $ 4

The Elfun Income Fund had the following short futures contracts open at March 31, 2010 (unaudited):

                                                                                       UNREALIZED
                                                      NUMBER OF   CURRENT NOTIONAL   APPRECIATION/
DESCRIPTION                         EXPIRATION DATE   CONTRACTS        VALUE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------
German Euro Bobl Futures               June 2010          15          $ (2,376)      $          (6)
German Euro Bund Futures               June 2010           4              (668)                 --
UK Long Gilt Bond Futures              June 2010          24            (4,178)                 (7)
5 Yr. U.S.Treasury Notes Futures       June 2010         107           (12,288)                 34
10 Yr. U.S.Treasury Notes Futures      June 2010         385           (44,756)                107
                                                                                     -------------
                                                                                     $         132
                                                                                     =============

NOTES TO SCHEDULES OF INVESTMENTS (dollars in thousands) - March 31, 2010 (unaudited)
--------------------------------------------------------------------------------

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to $7,312; $1,475; $44,212 and $5,859 or 3.26%, 0.08%, 12.80% and 2.56% of the
     net assets of the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2010.

(j)  Step coupon bond. Security becomes interest bearing at a future date.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l) Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m) Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, AGM, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2010 (as a percentage of net assets) as follows:

     AMBAC   8.83%

     AGM     8.34%

(o)  Securities in default

(p) Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(q) Illiquid Securities. At March 31, 2010, these securities amounted to $1,048 and $157 or 0.30% and 0.07% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

+    Percentages are based on net assets as of March 31, 2010.

*    Less than 0.1%

**   Amount is less than $1.00.

          Abbreviations:

ADR       American Depositary Receipt
AMBAC     AMBAC Indemnity Corporation
FGIC      Financial Guaranty Insurance Corporation
FSA       Financial Security Assurance
GDR       Global Depositary Receipt
MBIA      Municipal Bond Investors Assurance Corporation
REGD.     Registered
REIT      Real Estate Investment Trust
REMIC     Real Estate Mortgage Investment Conduit
SPDR      Standard & Poor's Depository Receipts
STRIPS    Separate Trading of Registered Interest and Principal of Security
TBA       To be announced

SECURITY VALUATION AND TRANSACTIONS

A Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair" value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE DISCLOSURE

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 - Quoted prices for identical investments in active markets.

Level 2 - Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 - Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following table present the Funds' investments measured at fair value on a recurring basis at March 31, 2010:

ELFUN INCOME FUND

                              Level 1     Level 2    Level 3     Total
                              ------------------------------------------
Investments in Securities     $ 56,037   $ 303,213   $ 4,012   $ 363,262
Other Financial Instruments        132          --        --   $     132

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended March 31, 2010:

                                                          Investments    Other financial
                                                         in securities     instruments
                                                         -------------   ---------------
Balance at 12/31/09                                      $      13,570   $            --
   Accrued discounts/premiums                                        2                --
   Realized gain (loss)                                         (1,109)               --
   Change in unrealized appreciation (depreciation)              1,723                --
   Net purchases (sales)                                       (10,846)               --
   Net transfers in and out of Level 3                             671                --
                                                         -------------------------------
Balance at 03/31/10                                      $       4,012   $            --
Change in unrealized loss relating to securities still
   held at 03/31/10                                      $         448

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

DERIVATIVES DISCLOSURE

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an intitial amrgin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

                                 Asset Derivatives March 31, 2010                       Liability Derivatives March 31, 2010
                     ---------------------------------------------  ----------------------------------------------------------------
Derivatives not
accounted for as                                 Notional Value/                                          Notional Value/
hedging instruments          Balance             No. of Contracts     Fair            Balance            No. of Contracts    Fair
under FASB ASC 815       Sheet Location            Long/(Short)       Value        Sheet Location          Long/(Short)     Value
                     ---------------------------------------------  ----------------------------------------------------------------
ELFUN INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
Interest Rate        Receivables, Net Assets -  (57,712,151)/(496)  141,194 *  Payables, Net Assets -    (6,553,857)/(39)  (13,069)*
Contracts            Unrealized Appreciation/   7,593,359/35          3,904 *  Unrealized Appreciation/
                     (Depreciation)                                            (Depreciation)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  June 01, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  June 01, 2010


By:   /S/EUNICE TSANG
      Eunice Tsang
      Treasurer, Elfun Funds

Date:  June 01, 2010